Refundable Investor Advances - Evernorth - Interim - Schedule of Refundable Investor Advances (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Refundable Investor Advances [Roll Forward]
Beginning balance	$ 0		$ 764,570,995
Additions	846,625,038		0
Change in fair value of refundable investor advances	(82,054,043)	$ (82,054,043)	(77,477,000)
Ending balance	$ 764,570,995	$ 764,570,995	$ 687,093,995